Cash and Cash Equivalents and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 6,669	$ 24,962
Retention and pledged accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	6,669	7,555
Cash Collateral Due to Senior Notes
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash		$ 17,407